Asset Impairment Expense (Impairment of Long-Lived Assets Held and Used by Asset) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Asset Impairment Expense [Line Items]
Asset impairment expense	$ (230)	$ (50)	$ (482)		$ (201)		$ (872)	$ (473)	$ (763)	$ (1,575)	$ (864)
Impairment of Long-Lived Assets Held-for-use									$ 763	1,575	864
Impairment, Long-Lived Asset, Held-for-Use, Statement of Income or Comprehensive Income [Extensible Enumeration]									Asset impairment expense
Hawaii Subsidiary [Member]
Asset Impairment Expense [Line Items]
Impairment of Long-Lived Assets Held-for-use						$ 38			$ 0	0	38
Other
Asset Impairment Expense [Line Items]
Impairment of Long-Lived Assets Held-for-use									26	25	19
AES Gener
Asset Impairment Expense [Line Items]
Impairment of Long-Lived Assets Held-for-use						213			0	0	213
AES Panama
Asset Impairment Expense [Line Items]
Impairment of Long-Lived Assets Held-for-use		11				30			0	11	30
Ventanas 3 & 4
Asset Impairment Expense [Line Items]
Impairment of Long-Lived Assets Held-for-use		649							0	649	0
AES PR
Asset Impairment Expense [Line Items]
Impairment of Long-Lived Assets Held-for-use				$ 475					0	475	0
Angamos [Member]
Asset Impairment Expense [Line Items]
Impairment of Long-Lived Assets Held-for-use		$ 155				$ 564			0	155	564
buffalo gap III
Asset Impairment Expense [Line Items]
Impairment of Long-Lived Assets Held-for-use	91								0	91	0
buffalo gap II [Member] [Member]
Asset Impairment Expense [Line Items]
Impairment of Long-Lived Assets Held-for-use	73								0	73	0
Buffalo Gap [Member]
Asset Impairment Expense [Line Items]
Impairment of Long-Lived Assets Held-for-use	$ 29								0	29	0
Mountain View Power Partners
Asset Impairment Expense [Line Items]
Impairment of Long-Lived Assets Held-for-use			$ 67						0	67	0
AES Jordan
Asset Impairment Expense [Line Items]
Impairment of Long-Lived Assets Held-for-use									76	0	0
AES Bulgaria
Asset Impairment Expense [Line Items]
Impairment of Long-Lived Assets Held-for-use									468	0	0
TEG TEP
Asset Impairment Expense [Line Items]
Impairment of Long-Lived Assets Held-for-use									$ 193	$ 0	$ 0